CONSOLIDATED STATEMENTS OF CASH FLOWS - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income / (loss)	$ (3,001)	$ (3,507)	$ 40,849
Less: Net income from discontinued operations	0	0	(53,364)
Net loss from continuing operations	(3,001)	(3,507)	(12,515)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortisation	60	363	363
Gain on disposal of a subsidiary	0	(29)	0
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(681)	(696)	(70)
Other payables and accruals	(449)	228	565
Tax payables	840	779	729
Net cash used in continuing operations	(3,231)	(2,862)	(10,928)
Net cash provided by discontinued operations	0	0	11,987
Net cash provided by/(used in) operating activities	(3,231)	(2,862)	1,059
Investing activity
Net cash inflow from disposals of subsidiaries (net of cash disposed of HK$27 for the year 2020 and HK$93 for the year 2019)	0	29	325,413
Net cash provided by investing activity from continuing operations	0	29	325,413
Financing activity
Dividends paid	(80,734)	0	(413,761)
Net cash used in financing activity from continuing operations	(80,734)	0	(413,761)
Net decrease in cash and cash equivalents	(83,965)	(2,833)	(87,289)
Cash and cash equivalents, beginning of year from continuing operations	182,697	185,530	272,819
Cash and cash equivalents, end of year from continuing operations	98,732	182,697	185,530
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	112	1,118	3,297
Income taxes paid	$ 0	$ 0	$ 0